Note 7 - Borrowings (Details Textual) $ in Thousands, € in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2020 USD ($) ft²	Dec. 31, 2021 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Aug. 31, 2020 EUR (€)
Statement Line Items [Line Items]
Total borrowings | $			$ 8,420	$ 8,648
Loan from lessor [member]
Statement Line Items [Line Items]
Lease, area (Square Foot) | ft²	1,356
Total borrowings | $	$ 1,300		$ 913	$ 1,022
Borrowings, interest rate	6.00%
Borrowings, term (Year)	8 years
Loan from lessor [member] | Horsholm, Denmark office space [member]
Statement Line Items [Line Items]
Lease, area (Square Foot) | ft²	839
Loan from lessor [member] | Horsholm, Denmark laboratory space [member]
Statement Line Items [Line Items]
Lease, area (Square Foot) | ft²	518
EIB loan tranche one [member]
Statement Line Items [Line Items]
Notional amount | €					€ 7
Proceeds from borrowings | $		$ 7,800
EIB loan tranche one [member] | Weighted average [member]
Statement Line Items [Line Items]
Borrowings, interest rate		0.78%
EIB loan tranche one [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Borrowings, interest rate		3.00%
EIB loan tranche one [member] | Payment in kind interest rate [member]
Statement Line Items [Line Items]
Borrowings, interest rate		4.00%